SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Options And Share Warrants [Abstract]
Schedule of Grants of Share Options and Warrants
	Share	Weighted- average exercise price US$	Range US$
	Options ‘A’ Ordinary Shares	Per ‘A’ Ordinary Share	Per ‘A’ Ordinary Share
Outstanding January 1, 2020	12,303,990	1.31	0.46 –4.36
Granted	9,100,000	0.38	0.19 –1.10
Exercised	-	-	-
Expired / Forfeited	(1,918,000)	2.14	0.19-4.21

Outstanding at end of year	19,485,990	0.79	0.19-4.36

Exercisable at end of year	7,959,323	1.27	0.66-4.36

Outstanding January 1, 2021	19,485,990	0.79	0.19-4.36
Granted	-	-	-
Exercised	-	-	-
Expired / Forfeited	(758,000)	1.07	0.19-4.21

Outstanding at end of year	18,727,990	0.78	0.19-4.36

Exercisable at end of year	13,401,322	0.93	0.19-4.36

Outstanding January 1, 2022	18,727,990	0.78	0.19-4.36
Granted	29,400,000	0.27	0.27-0.29
Exercised	(2,733,328)	0.19	0.19-0.19
Expired / Forfeited	(579,990)	1.87	0.69-4.36

Outstanding at end of year	44,814,672	0.47	0.19-2.43

Exercisable at end of year	14,138,004	0.89	0.19-2.43

	Share Options ‘ADS’	Weighted- average exercise price US$	Range US$
	Equivalent	Per ‘ADS’	Per ‘ADS’
Outstanding January 1, 2020	3,075,998	5.24	1.83 - 17.45
Granted	2,275,000	1.52	0.77 - 4.41
Exercised	-	-	-
Expired / Forfeited	(479,500)	8.56	0.77 - 16.84

Outstanding at end of year	4,871,498	3.15	0.77-17.45

Exercisable at end of year	1,989,831	5.08	2.64 -17.45

Outstanding January 1, 2021	4,871,498	3.15	0.77-17.45
Granted	-	-	-
Exercised	-	-	-
Expired / Forfeited	(189,500)	4.28	0.76 - 16.84

Outstanding at end of year	4,681,998	3.12	0.76 - 17.44

Exercisable at end of year	3,350,331	3.72	0.76 –17.44

Outstanding January 1, 2022	4,681,998	3.12	0.76 - 17.44
Granted	7,350,000	1.09	1.07-1.14
Exercised	(683,332)	0.77	0.77-0.77
Expired / Forfeited	(144,998)	7.48	2.76 - 17.44

Outstanding at end of year	11,203,668	1.88	0.77-9.73

Exercisable at end of year	3,534,501	3.56	0.77-9.73

Schedule of Range of Prices of Stock Options
	Outstanding			Exercisable
Exercise price range	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$0.19-US$0.99	39,546,672	0.35	6.10	8,930,004	0.59	4.05
US$1.00-US$1.74	4,988,000	1.34	1.78	4,928,000	1.34	1.74
US$1.75- US$2.43	280,000	2.43	0.15	280,000	2.43	0.15

	44,814,672			14,138,004

	Outstanding			Exercisable
Exercise price range	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$0.77-US$3.96	9,886,668	1.39	6.10	2,232,501	2.37	4.05
US$4.00-US$6.94	1,247,000	5.37	1.78	1,232,000	5.38	1.74
US$6.95- US$9.73	70,000	9.73	0.15	70,000	9.73	0.15

	11,203,668			3,534,501
	Outstanding			Exercisable
Exercise price range	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$0.19-US$0.99	13,000,006	0.48	3.54	7,960,004	0.55	2.92
US$1.00-US$2.05	5,228,000	1.34	0.79	4,941,334	1.35	0.99
US$2.06- US$2.99	439,984	2.53	0.03	439,984	2.53	0.04
US$3.00 -US$4.36	60,000	4.17	0.00	60,000	4.17	0.00

	18,727,990			13,401,322

	Outstanding			Exercisable
Exercise price range	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$0.77-US$3.96	3,250,002	1.94	3.54	1,990,001	2.19	2.92
US$4.00-US$8.20	1,307,000	5.36	0.79	1,235,334	5.40	0.99
US$8.24- US$11.96	109,996	10.13	0.03	109,996	10.13	0.04
US$12.00 -US$17.45	15,000	16.67	0.00	15,000	16.67	0.00

	4,681,998			3,350,331

Schedule of Fair Value of the Options Vesting Period

	December 31, 2022 US$‘000	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Share-based payments – cost of sales	-	5	12
Share-based payments – selling, general and administrative	1,755	1,095	780

Total – continuing operations	1,755	1,100	792
Share-based payments – discontinued operations	-	-	-

Total	1,755	1,100	792

Schedule of Assumption Determining Fair Value of Share Options
	Key management personnel	Other employees	Key management personnel	Other employees	Key management personnel	Other employees
	2022	2022	2021	2021	2020	2020
Weighted average fair value at measurement date per ‘A’ share / (per ADS)	US$0.19 / (US$0.77)	- / -	- / -	- / -	US$0.20 / (US$0.80)	US$0.27 / (US$1.08)

Total ‘A’ share options granted / (ADS’s equivalent)	29,400,000 / (7,350,000)	- / -	- / -	- / -	8,480,000 / (2,120,000)	620,000 / (155,000)

Weighted average share price per ‘A’ share / (per ADS)	US$0.27 / (US$1.09)	- / -	- / -	- / -	US$0.38 / (US$1.52)	US$0.48 / (US$1.96)

Weighted average exercise price per ‘A’ share / (per ADS)	US$0.27 / (US$1.09)	- / -	- / -	- / -	US$0.38 / (US$1.52)	US$0.48 / (US$1.96)

Weighted average expected volatility	76.79%	-%	-%	-%	66.98%	65.89%

Weighted average expected life	6.82	-	-	-	4.34	4.35

Weighted average risk-free interest rate	3.59%	-%	-%	-%	0.44%	0.42%